Summary of significant accounting policies (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Minimum Balance After Conversion [Member]	Dec. 31, 2012 Minimum Balance To Cease Appropriation [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Weifang Great Chemical [Member]	Dec. 31, 2012 Shandong Borun [Member]	Dec. 31, 2012 Daqing Borun [Member]	Dec. 31, 2012 Company's PRC Subsidiaries [Member] USD ($)	Dec. 31, 2012 Company's PRC Subsidiaries [Member] CNY	Dec. 31, 2011 Company's PRC Subsidiaries [Member] CNY	Dec. 31, 2010 Company's PRC Subsidiaries [Member] CNY
Finite-Lived Intangible Assets [Line Items]
Rate used to convert RMB to USD	6.2855	6.2855
Land use rights, useful life	50 years	50 years
Production license term	5 years	5 years
Production license renewal term	5 years	5 years
Remaining useful life	4 years 8 months 12 days	4 years 8 months 12 days
Expense for employee benefits	$ 1,503,239	9,448,608	10,533,795	6,242,539
Value added tax rate							13.00%	17.00%
Required percentage of after-tax-profit allocated to general reserve	10.00%	10.00%							10.00%	10.00%	10.00%
Reserve balance as a percentage of registered capital					25.00%	50.00%
Transfer to statutory reserves												2,993,420	18,815,144	31,792,528	26,479,421
Consumption tax payable	2,896,626	18,206,743	21,019,617
Consumption tax against sales revenue	15,260,659	95,920,874	101,796,398	63,587,638
Value-added tax charged to customers	6,652,865	41,816,583	41,334,639
VAT recoverable	$ 2,238,203	14,068,225